SHELTON TACTICAL CREDIT FUND
Portfolio of Investments (Expressed in U.S. Dollars) March 31, 2019

Security Description/Long Positions

Common Stock (0.07%)	Shares	Value
Energy (0.04%)
Amplify Energy Corp*	264	$149
CHC Group LLC*,(a),(b)	6,978	27,912
Total Energy		28,061

Utilities (0.03%)
Vistra Energy Corp - Right(a)	17,126	17,126

Total Common Stock (Cost $404,233)		45,187

Corporate Debt (54.16%)	Par Value	Value

Basic Materials (0.97%)
Ferroglobe PLC / Globe Specialty Metals Inc, 9.375%, 03/01/2022 (144A)(c)	$2,250,000	641,250

Communications (7.99%)
Consolidated Communications Inc, 6.500%, 10/01/2022(c)	2,530,000	2,213,750
The Walt Disney Co, 4.625%, 03/23/2040(c)	800,000	970,161
The Walt Disney Co, 4.700%, 03/23/2050(c)	1,600,000	2,090,812
Total Communications		5,274,723

Consumer, Cyclical (15.85%)
JC Penney Corp Inc, 5.875%, 07/01/2023 (144A)(c)	1,400,000	518,000
Lowe's Cos Inc, 5.000%, 04/15/2040	800,000	911,990
Lowe's Cos Inc, 5.125%, 04/15/2050	1,104,000	1,332,912
NIKE Inc, 3.250%, 03/27/2040	400,000	419,217
NIKE Inc, 3.375%, 03/27/2050	400,000	436,361
PetSmart Inc, 7.125%, 03/15/2023(c)	2,800,000	2,607,500
Rite Aid Corp, 6.125%, 04/01/2023 (144A)(c)	1,740,000	1,496,400
Station Casinos LLC, 4.500%, 02/15/2028(c)	2,250,000	1,822,500
The Bon-Ton Department Stores Inc, 8.000%, 06/15/2021(a),(c),(d)	5,000,000	500,000
The TJX Cos Inc, 4.500%, 04/15/2050	400,000	427,304
Total Consumer, Cyclical		10,472,184

Consumer, Non-Cyclical (4.82%)
Archer-Daniels-Midland Co, 3.250%, 03/27/2030	200,000	212,226
Baxter International Inc, 3.950%, 04/01/2030	400,000	428,879
JBS USA LUX SA / JBS USA Finance Inc, 5.750%, 06/15/2025(c)	800,000	808,000
Pyxus International Inc, 9.875%, 07/15/2021(c)	2,150,000	387,000
Thermo Fisher Scientific Inc, 4.497%, 03/25/2030	1,200,000	1,348,965
Total Consumer, Non-cyclical		3,185,070

Energy (7.21%)
CHC Group LLC / CHC Finance Ltd, 0%, 10/01/2020(a)	1,000,000	200,000
Energy Transfer Operating LP, 6.625%(c),(d),(f)	2,255,000	1,116,225
Energy Ventures Gom LLC / EnVen Finance Corp, 11.000%, 02/15/2023(c)	1,500,000	870,000
EP Energy LLC / Everest Acquisition Finance Inc, 9.375%, 05/01/2024 (144A)(c)	2,350,000	3,525
Talos Production LLC / Talos Production Finance Inc, 11.000%, 04/03/2022(c)	2,500,000	1,537,500
Transocean Inc, 7.500%, 01/15/2026(c)	2,200,000	1,034,000
Total Energy		4,761,250

Financial (2.20%)
Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC, 8.250%, 10/15/2023(c)	1,900,000	1,453,500

Industrial (6.10%)
Eletson Holdings Inc / Eletson Finance US LLC / Agathonissos Finance LLC, 0%, 01/15/2022(a),(c)	548,153	191,854
Foxtrot Escrow Issuer LLC / Foxtrot Escrow Corp, 12.250%, 11/15/2026 (144A)(c)	1,375,000	1,072,500
Huntington Ingalls Industries Inc, 4.200%, 05/01/2030	800,000	829,212
Scorpio Tankers Inc, 3.000%, 05/15/2022(c)	1,500,000	1,274,250
Teekay Offshore Partners LP/Teekay Offshore Finance Corp, 8.500%, 07/15/2023(c)	750,000	661,875
Total Industrial		4,029,691

Technology (2.04%)
Rackspace Hosting Inc, 8.625%, 11/15/2024 (144A)(c)	1,500,000	1,346,250

Utilities (6.96%)
Consolidated Edison Co of New York Inc, 3.950%, 04/01/2050	800,000	840,902
Pacific Gas & Electric Co, 6.050%, 03/01/2034(c),(d)	2,000,000	2,027,800
Southern California Edison Co, 4.875%, 03/01/2049(c)	1,500,000	1,730,712
Total Utilities		4,599,414

Total Corporate Debt (Cost $45,839,245)		35,763,332

Municipal Bonds (76.00%)	Par Value	Value

Airports (3.49%)
San Francisco City & County Airport Comm-San Francisco International Airport, 5.000%, 05/01/2050	2,000,000	2,305,020

Development (12.46%)
California Pollution Control Financing Authority, 7.500%, 12/01/2039(c)	1,000,000	230,000
California Pollution Control Financing Authority, 7.500%, 12/01/2040(c)	2,250,000	2,094,053
California Pollution Control Financing Authority, 8.000%, 07/01/2039 (144A)(c)	5,050,000	2,768,158
Ohio Air Quality Development Authority, 5.000%, 07/01/2049(c)	1,275,000	1,255,633
Port Beaumont Navigation District, 4.000%, 01/01/2050(c)	375,000	289,448
Port Beaumont Navigation District, 6.000%, 01/01/2025(c)	375,000	374,764
Virginia Small Business Financing Authority, 5.500%, 01/01/2042(c)	1,200,000	1,217,592
Total Development		8,229,648

General Obligation (3.96%)
Long Beach Bond Finance Authority, 5.500%, 11/15/2037(c)	1,300,000	1,664,988
Puerto Rico Public Finance Corp, 5.500%, 08/01/2031(c),(d)	400,000	7,600
Salt Verde Financial Corp, 5.000%, 12/01/2037	800,000	941,312
Total General Obligation		2,613,900

Housing (3.24%)
California Municipal Finance Authority, 5.000%, 05/15/2051(c)	1,000,000	1,054,840
The Industrial Development Authority of the City of Phoenix, 5.000%, 07/01/2054(c)	1,000,000	1,085,080
Total Housing		2,139,920

Medical (17.49%)
California Health Facilities Financing Authority, 4.000%, 08/15/2050	900,000	989,280
County of Cuyahoga OH, 5.000%, 02/15/2057(c)	1,515,000	1,563,586
County of Cuyahoga OH, 5.500%, 02/15/2057(c)	760,000	807,105
Massachusetts Development Finance Agency, 5.000%, 07/01/2044(c)	1,765,000	1,962,698
Michigan State Hospital Finance Authority, 5.000%, 11/15/2047	400,000	477,548
New York State Dormitory Authority, 5.000%, 08/01/2035(c)	1,000,000	1,185,120
Oklahoma Development Finance Authority, 5.250%, 08/15/2048(c)	2,000,000	2,233,520
Oklahoma Development Finance Authority, 5.500%, 08/15/2057(c)	2,080,000	2,331,035
Total Medical		11,549,892

Multifamily Housing (11.21%)
California Community Housing Agency, 5.000%, 02/01/2050(c)	2,350,000	2,368,001
California Community Housing Agency, 5.000%, 04/01/2049(c)	2,000,000	2,014,380
California Community Housing Agency, 5.000%, 08/01/2049(c)	3,000,000	3,022,050
Total Multifamily Housing		7,404,431

Single Family Housing (9.09%)
Nebraska Investment Finance Authority, 4.950%, 09/01/2047	6,000,000	6,000,000

Tobacco Settlement (4.14%)
Buckeye Tobacco Settlement Financing Authority, 5.000%, 06/01/2055	2,000,000	1,772,040
Tobacco Settlement Financing Corp, 5.000%, 06/01/2046(c)	1,000,000	961,150
		2,733,190

Transportation (6.78%)
Foothill-Eastern Transportation Corridor Agency, 4.094%, 01/15/2049(c)	2,500,000	2,531,675
Texas Private Activity Bond Surface Transportation Corp, 7.000%, 12/31/2038(c)	500,000	564,075
Texas Private Activity Bond Surface Transportation Corp, 3.922%, 12/31/2049(c)	1,400,000	1,383,648
Total Transportation		4,479,398

Utilities (4.13%)
County of Jefferson AL Sewer Revenue, 6.500%, 10/01/2053	2,350,000	2,729,854

Total Municipal Debt (Cost $55,050,061)		50,185,253

Term Loans (0.00%)	Par Value	Value
Texas Competitive Electric Holdings Co, LLC Escrow (144A)(a) (Cost $0)	1,000,000	1,500

Warrant (0.00%)		Value
Amplify Energy Corp (Cost $0)	2,535	1

United State Treasury Bills (0.15%)	Par Value	Value
0%, 06/18/20	100,000	99,980

OTC Purchased Options - Puts (0.12%)	Contracts
Counterparty/Reference Asset
Wells Fargo & Co.:
US 10 Year Treasury Bond Future,
Notional amount $4,438,080, premiums paid $34,500, unrealized depreciation $(20,500), exercise price $135.50, expires 5/22/20	32	14,000
US Treasury Long Bond Future,
Notional amount $3,581,200, premiums paid $45,000, unrealized depreciation $(32,812), exercise price $164.00, expires 5/22/20	20	12,188
US Treasury Long Bond Future,
Notional amount $3,581,200, premiums paid $27,500, unrealized depreciation $(12,500), exercise price $166.00, expires 5/22/20	20	15,000
US Treasury Long Bond Future,
Notional amount $2,685,900, premiums paid $33,281, unrealized depreciation $(16,172), exercise price $170.00, expires 5/22/20	15	17,109
US Treasury Long Bond Future,
Notional amount $1,790,600, premiums paid $25,938, unrealized depreciation $(7,344), exercise price $174.00, expires 5/22/20	10	18,594

Total OTC Purchased Options - Puts (Premiums paid $166,219, unrealized depreciation $(89,328))		76,891

Total Long Positions (Cost $101,559,526)(g) (130.49%)		86,172,144
Liabilities in Excess of Other Assets (-30.49%)		(20,135,683)
Net Assets (100.00%)		$66,036,460

Security Description/Short Positions

Corporate Debt (-17.91%)	Par Value	Value

Basic Materials (-2.76%)
INEOS Group Holdings SA, 5.625%, 08/01/2024	$(2,000,000)	$(1,820,000)

Communications (-1.56%)
Netflix Inc, 4.875%, 04/15/2028	(1,000,000)	(1,030,000)

Consumer, Cyclical (-7.35%)
Carvana Co, 8.875%, 10/01/2023	(1,500,000)	(1,417,500)
Ford Motor Co, 4.750%, 01/15/2043	(1,000,000)	(567,500)
Royal Caribbean Cruises Ltd, 3.700%, 03/15/2028	(1,450,000)	(912,434)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 5.500%, 03/01/2025	(2,100,000)	(1,953,000)
Total Consumer, Cyclical		(4,850,434)

Consumer, Non-Cyclical (-0.67%)
Coty Inc, 6.500%, 04/15/2026	(500,000)	(442,500)

Financial (-3.20%)
Navient Corp, 5.875%, 10/25/2024	(2,300,000)	(2,116,000)

Industrial (-0.37%)
Apex Tool Group LLC / BC Mountain Finance Inc, 9.000%, 02/15/2023	(375,000)	(243,750)

Technology (-2.00%)
Presidio Holdings Inc, 8.250%, 02/01/2028	(1,500,000)	(1,321,875)

Total Corporate Debt (Proceeds $13,380,607)		(11,824,559)

United State Treasury Bills (-10.42%)	Par Value	Value
1.500%, 02/15/2030	(2,188,000)	(2,355,775)
2.375%, 11/15/2049	(3,632,000)	(4,524,961)
Total United State Treasury Bills (Proceeds $6,687,331)		(6,880,736)

Total Short Positions (-28.33%) (Proceeds $20,067,938)(g)		$(18,705,295)

*	Non-income producing security.
(a)	Security is illiquid.
(b)	Level 3 security fair valued according to procedures approved by the Board of Trustees. Total Value of fair valued positions is $27,912, which is 0.0% of net assets.
(c)	All or a portion of this security has been segregated as collateral.
(d)	Defaulted security.
(e)	Perpetual security, maturity date not applicable.
(f)	Variable rate security.
(g)	Aggregate cost for federal income tax purpose is $80,357,200

At March 31, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$4,621,095
Unrealized depreciation	(17,511,446)
Net unrealized depreciation	$(12,890,351)

Futures contracts at March 31, 2020:

Contracts / delivery month / commitment / exchange

US 10YR NOTE CBT	Notional Amount	Value	Unrealized Appreciation
25 / MAR 2020 / Short / CME	$(1,330,625)	$(1,386,880)	$(56,255)

Extrange-Traded Written Put Options at March 31, 2020

Counterparty / Contracts / Notional Amount / Expiration Date

	Premiums Received	Value	Unrealized Appreciation
Wells Fargo & Co. / 20 / $3,581,200 / 5/22/20	$(17,188)	$(5,625)	$11,563

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended March 31, 2020 is $7,847,583, which represents 11.8% of net assets.